Share-Based Payments (Schedule Of Information Related To Restricted Stock Granted As Part Of DVD Arrangements) (Details)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)	395,000
Vested (shares)	206,000
Unvested (shares)	686,000	604,000
Content Arrangements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)	493,348
Vested (shares)	296,009
Unvested (shares)	197,339
Sony [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)	193,348
Vested (shares)	116,009
Unvested (shares)	77,339
Remaining Vesting Period	1 year 1 month 6 days
Paramount [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)	300,000
Vested (shares)	180,000
Unvested (shares)	120,000
Remaining Vesting Period	1 year 6 months